ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Payables to third-party sellers	[1]	$ 358,181	$ 2,991,928
Accrued payroll and welfare		3,189,287	2,839,109
Provision for loyalty program		1,159,551	1,549,962
Payables for professional fees		793,629	784,464
Other taxes payable		378,951	352,629
Accrued marketing expenses		0	329,002
Uncertain tax positions		461,503	258,532
Payables for rental fee		223,916	37,733
Others		351,726	148,901
Total accrued expenses and other current liabilities		$ 6,916,744	$ 9,292,260

[1]	In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.